Supplement to the Current Prospectus

MFS(R) Lifetime(R) Funds
MFS Lifetime Retirement Income Fund
MFS Lifetime 2010 Fund
MFS Lifetime 2020 Fund
MFS Lifetime 2030 Fund
MFS Lifetime 2040 Fund

Effective immediately, the section entitled "Expense Summary" is restated in its entirety as follows:

EXPENSE SUMMARY


Expense Table

The following tables describe the fees and expenses that you may pay when you buy, redeem, and hold shares of the funds. In addition to the fees and expenses which you bear directly, you will indirectly bear a fund's pro rata share of the fees and expenses of the underlying funds in which a fund invests.

The annual fund operating expenses shown in each fund's fee table below are based on expenses incurred during the fund's most recently completed fiscal year, expressed as a percentage of the fund's average net assets during the period, and a weighted average of the total annual operating expenses (as reported in each underlying fund's most recent shareholder report as of August 1, 2008) of, and the fee charged by (if any), the underlying funds, based on the April 30, 2009 underlying fund allocations.

The fund's annual fund operating expenses have been adjusted to reflect annualized expenses and certain current fee arrangements. The fund's, as well as each underlying fund's, annual fund operating expenses have not been adjusted to reflect a fund's current asset size. A fund's annual operating expenses will likely vary from year to year. In general, a fund's annual operating expenses, as a percentage of the fund's assets, increase as the fund's assets decrease.

MFS Lifetime Retirement Income Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                       A        B      C        I      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)......................    5.75%     N/A    N/A      N/A      N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)..........See Below(#)  4.00%  1.00%     N/A      N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  A       B       C        I
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  0.25%   1.00%   1.00%     N/A
Other Expenses(2)........................  1.23%   1.23%   1.23%    1.23%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.62%   0.62%   0.62%    0.62%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  2.10%   2.85%   2.85%    1.85%
      Fee Reductions(3).................. (1.13)% (1.13)% (1.13)%  (1.13)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  0.97%   1.72%   1.72%    0.72%

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  R1      R2      R3      R4
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  1.00%   0.50%   0.25%     N/A
Other Expenses(2)........................  1.23%   1.23%   1.23%    1.23%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.62%   0.62%   0.62%    0.62%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  2.85%   2.35%   2.10%    1.85%
      Fee Reductions(3).................. (1.13)% (1.13)% (1.13)%  (1.13)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  1.72%   1.22%   0.97%    0.72%

MFS Lifetime 2010 Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                       A        B      C        I      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load)     5.75%     N/A    N/A      N/A      N/A
Imposed on Purchases (as a
percentage of offering
price)......................
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales        See               1.00%     N/A      N/A
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)..........   Below(#)  4.00%
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  A       B       C        I
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  0.25%   1.00%   1.00%     N/A
Other Expenses(2)........................  0.79%   0.79%   0.79%    0.79%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.64%   0.64%   0.64%    0.64%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  1.68%   2.43%   2.43%    1.43%
      Fee Reductions(3).................. (0.69)% (0.69)% (0.69)%  (0.69)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  0.99%   1.74%   1.74%    0.74%

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  R1      R2      R3      R4
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  1.00%   0.50%   0.25%     N/A
Other Expenses(2)........................  0.79%   0.79%   0.79%    0.79%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.64%   0.64%   0.64%    0.64%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  2.43%   1.93%   1.68%    1.43%
      Fee Reductions(3).................. (0.69)% (0.69)% (0.69)%  (0.69)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  1.74%   1.24%   0.99%    0.74%

MFS Lifetime 2020 Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                       A        B      C        I      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)......................    5.75%       N/A    N/A      N/A      N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales        See
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less).......... See Below(#)  4.00%  1.00%     N/A      N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  A       B       C        I
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  0.25%   1.00%   1.00%     N/A
Other Expenses(2)........................  0.35%   0.35%   0.35%    0.35%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.81%   0.81%   0.81%    0.81%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  1.41%   2.16%   2.16%    1.16%
      Fee Reductions(3).................. (0.25)% (0.25)% (0.25)%  (0.25)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  1.16%   1.91%   1.91%    0.91%

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Share Class                                  R1      R2      R3      R4
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  1.00%   0.50%   0.25%     N/A
Other Expenses(2)........................  0.35%   0.35%   0.35%    0.35%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.81%   0.81%   0.81%    0.81%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  2.16%   1.66%   1.41%    1.16%
      Fee Reductions(3).................. (0.25)% (0.25)% (0.25)%  (0.25)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  1.91%   1.41%   1.16%    0.91%

MFS Lifetime 2030 Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                       A        B      C        I      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)......................    5.75%     N/A    N/A      N/A      N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)..........   Below(#)  4.00%  1.00%     N/A      N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  A       B       C        I
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  0.25%   1.00%   1.00%     N/A
Other Expenses(2)........................  0.49%   0.49%   0.49%    0.49%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.91%   0.91%   0.91%    0.91%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  1.65%   2.40%   2.40%    1.40%
      Fee Reductions(3).................. (0.39)% (0.39)% (0.39)%  (0.39)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  1.26%   2.01%   2.01%    1.01%

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  R1      R2      R3      R4
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  1.00%   0.50%   0.25%     N/A
Other Expenses(2)........................  0.49%   0.49%   0.49%    0.49%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.91%   0.91%   0.91%    0.91%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  2.40%   1.90%   1.65%    1.40%
      Fee Reductions(3).................. (0.39)% (0.39)% (0.39)%  (0.39)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  2.01%   1.51%   1.26%    1.01%

MFS Lifetime 2040 Fund:

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                       A        B      C        I      All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)......................    5.75%     N/A    N/A      N/A      N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less).......... See Below(#)  4.00%  1.00%     N/A      N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  A       B       C        I
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee............................  N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)................................... 0.25%   1.00%   1.00%     N/A
Other Expenses(2)......................... 0.88%   0.88%   0.88%    0.88%
Acquired (Underlying) Fund Fees and
Expenses(2)............................... 0.93%   0.93%   0.93%    0.93%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)... 2.06%   2.81%   2.81%    1.81%
      Fee Reductions(3)...................(0.78)% (0.78)% (0.78)%  (0.78)%
                                          ------- ------- -------  -------
Net Expenses(2)........................... 1.28%   2.03%   2.03%    1.03%

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                  R1      R2      R3      R4
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  1.00%   0.50%   0.25%     N/A
Other Expenses(2)........................  0.88%   0.88%   0.88%    0.88%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  0.93%   0.93%   0.93%    0.93%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  2.81%   2.31%   2.06%    1.81%
      Fee Reductions(3).................. (0.78)% (0.78)% (0.78)%  (0.78)%
                                          ------- ------- -------  -------
Net Expenses(2)..........................  2.03%   1.53%   1.28%    1.03%

# A contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares and you redeem your investment within 12 months of your purchase if you purchased the shares prior to September 1, 2008, and within 24 months of your purchase if you purchased the shares on or after September 1, 2008.
(1) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."
(2) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower. Also, a portion of the expenses of the fund may be paid by the underlying funds in which the fund invests. See "Management of the Fund - Special Servicing Agreement."
(3) MFS has agreed in writing to bear the fund's expenses such that "Other Expenses," determined without giving effect to the expense offset arrangement described above, do not exceed 0.10% annually for each class of shares. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, and will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2009.

Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:


MFS Lifetime Retirement Income Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A Shares                                   $668   $1,092   $1,541    $2,782
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B Shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $575   $1,076   $1,604    $2,915
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $175     $776   $1,404    $2,915
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $275     $776   $1,404    $3,095
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $175     $776   $1,404    $3,095
----------------------------------------------------------------------------
----------------------------------------------------------------------------
I Shares                                    $74     $472     $895    $2,076
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                                  $175     $776   $1,404    $3,095
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $124     $625   $1,153    $2,599
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                   $99     $549   $1,025    $2,341
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                   $74     $472     $895    $2,076
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Lifetime 2010 Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A Shares                                   $670   $1,011   $1,374    $2,393
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B Shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $577     $992   $1,433    $2,527
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $177     $692   $1,233    $2,527
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $277     $692   $1,233    $2,714
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $177     $692   $1,233    $2,714
----------------------------------------------------------------------------
----------------------------------------------------------------------------
I Shares                                    $76     $385     $716    $1,654
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                                  $177     $692   $1,233    $2,714
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $126     $539     $978    $2,198
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $101     $462     $848    $1,929
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                   $76     $385     $716    $1,654
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.


MFS Lifetime 2020 Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A Shares                                   $686     $972   $1,279    $2,148
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B Shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $594     $952   $1,337    $2,283
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $194     $652   $1,137    $2,283
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $294     $652   $1,137    $2,473
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $194     $652   $1,137    $2,473
----------------------------------------------------------------------------
----------------------------------------------------------------------------
I Shares                                    $93     $344     $614    $1,387
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                                  $194     $652   $1,137    $2,473
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $144     $499     $879    $1,944
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $118     $422     $747    $1,669
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                   $93     $344     $614    $1,387
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Lifetime 2030 Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A Shares                                   $696   $1,030   $1,386    $2,386
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B Shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $604   $1,011   $1,445    $2,520
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $204     $711   $1,245    $2,520
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $304     $711   $1,245    $2,707
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $204     $711   $1,245    $2,707
----------------------------------------------------------------------------
----------------------------------------------------------------------------
I Shares                                   $103     $405     $729    $1,646
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                                  $204     $711   $1,245    $2,707
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $154     $559     $990    $2,190
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $128     $482     $860    $1,922
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                  $103     $405     $729    $1,646
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.


Lifetime 2040 Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A Shares                                   $698   $1,113   $1,552    $2,769
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B Shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $606   $1,097   $1,615    $2,901
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $206     $797   $1,415    $2,901
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming Redemption at End of
Period                                     $306     $797   $1,415    $3,081
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming No Redemption               $206     $797   $1,415    $3,081
----------------------------------------------------------------------------
----------------------------------------------------------------------------
I Shares                                   $105     $494     $907    $2,062
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                                  $206     $797   $1,415    $3,081
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $156     $647   $1,164    $2,586
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                  $130     $570   $1,037    $2,328
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                  $105     $494     $907    $2,062
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

               The date of this supplement is April 1, 2009.